Accumulated Benefit obligations in Excess Of Pant Assets (Detail) - USD ($) $ in Millions	Feb. 25, 2017	Feb. 27, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Projected benefit obligation	$ 2,613.0	$ 2,431.8
Accumulated benefit obligation	2,572.0	2,368.9
Fair value of plan assets	$ 1,934.8	$ 1,717.5